John Hancock Variable Insurance Trust

Supplement dated January 24, 2014

to the Prospectus

Dated April 29, 2013

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series

(the “Lifestyle PS Series”)

QS Investors, LLC no longer serves as a subadvisor to the Lifestyle PS Series. John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited will continue to serve as subadvisors to the Lifestyle PS Series.